OTHER INCOME (EXPENSE), NET - Schedule of Components of Other Income (expense), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Income and Expenses [Abstract]
Foreign exchange gain (loss)	$ 1,912	$ (732)	$ 1,315
Gain on liquidation of subsidiary			6
Other	112	26	328
Total	$ 2,024	$ (706)	$ 1,649